INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 28,100	$ 41,900
Impairment of inventory	(186)	(315)
Inventories pledged as security for liabilities	$ 4,200	$ 5,400